A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Impairment of long-lived assets	$ 5,877	$ 1,698
Valuation allowance	(9,022)	$ (4,891)
Valuation allowance increase	4,100
Income tax expense, state taxes	100
Net operating loss carryforwards	$ 13,600
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Concentration Risk, Percentage	87.80%	82.80%
Advertising and marketing costs	$ 800	$ 1,200
Description of notes receivable maturity	Notes receivable mature at various dates through 2021 and bear interest at rates that range from 0.0% to 7.0% (3.9% weighted average rate at June 25, 2017).
Notes Receivable [Member]
Interest rate minimum	0.00%
Interest rate maximum	7.00%
Interest rate, weighted average	3.90%
Notes receivable, Current	$ 700	200
Notes receivable, Noncurrent	$ 100	$ 400